Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jun. 26, 2017
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

JPMorgan Large Cap Growth Fund

(All Share Classes)

Supplement dated June 26, 2017

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information dated November 1, 2016, as supplemented

Merger Proposal

At a meeting held on June 21, 2017, the Board of Trustees of JPMorgan Trust I, on behalf of JPMorgan Dynamic Growth Fund (the “Acquired Fund”), and the Board of Trustees of JPMorgan Trust II, on behalf of the JPMorgan Large Cap Growth Fund (the “Acquiring Fund”), approved the merger of the Acquired Fund with and into the Acquiring Fund. The merger will only be completed if approved by the Acquired Fund’s shareholders. This merger was recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”), in connection with an effort to eliminate overlapping product offerings and in order to take advantage of potential operational and administrative efficiencies that may result. After determining that (i) participation in the merger is in the best interests of the Fund overseen by that Board of Trustees and (ii) the interests of the Fund’s existing shareholders will not be diluted as a result of the merger, each Board of Trustees approved the merger.

The current gross expenses of the classes of the Acquiring Fund are lower than the corresponding classes of the Acquired Fund. The current net expenses and the expense limitations on the shares classes of the Acquiring Fund are lower or the same as the corresponding classes of the Acquired Fund. JPMIM and JPMorgan Distribution Services, Inc. (“JPMDS”), the distributor for the Funds, have committed to waive their fees and/or reimburse the expenses of the Acquiring Fund, as needed, in order to maintain the net expense level for each class of shares of the Acquiring Fund following the merger (excluding acquired fund fees and expenses other than certain money market funds, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) at the same level to that in effect prior to the merger for each acquired class of the Acquired Fund. These contractual fee waivers and/or expense reimbursements will stay in effect through October 31, 2018 for the Acquiring Fund. There is no guarantee such waivers/reimbursements will be continued after October 31, 2018. Furthermore, the merger is intended to qualify as a tax-free reorganization for federal income tax purposes.

Completion of the merger is subject to a number of conditions, including approval by the shareholders of the Acquired Fund. Shareholder approval will be sought at a special meeting of shareholders expected to be held on or about October 10, 2017. If you own shares of the Acquired Fund as of the record date for the special meeting of shareholders, you will receive (i) a Proxy Statement/Prospectus describing in detail both the proposed merger and the Acquiring Fund, and summarizing the Board of Trustees’ considerations in recommending that shareholders approve the merger and (ii) a proxy card and instructions on how to submit your vote.

If the merger is approved by the shareholders of the Acquired Fund, each holder of a class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding class of shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange, usually 4:00 p.m. New York time, on the closing day of the merger. If the merger is approved by shareholders, it is expected to close after the close of business on October 27, 2017 or on another later date as the parties to the transaction shall agree.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

JPMorgan Large Cap Growth Fund

(All Share Classes)

Supplement dated June 26, 2017

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information dated November 1, 2016, as supplemented

Merger Proposal

At a meeting held on June 21, 2017, the Board of Trustees of JPMorgan Trust I, on behalf of JPMorgan Dynamic Growth Fund (the “Acquired Fund”), and the Board of Trustees of JPMorgan Trust II, on behalf of the JPMorgan Large Cap Growth Fund (the “Acquiring Fund”), approved the merger of the Acquired Fund with and into the Acquiring Fund. The merger will only be completed if approved by the Acquired Fund’s shareholders. This merger was recommended by the Funds’ adviser, J.P. Morgan Investment Management Inc. (“JPMIM”), in connection with an effort to eliminate overlapping product offerings and in order to take advantage of potential operational and administrative efficiencies that may result. After determining that (i) participation in the merger is in the best interests of the Fund overseen by that Board of Trustees and (ii) the interests of the Fund’s existing shareholders will not be diluted as a result of the merger, each Board of Trustees approved the merger.

The current gross expenses of the classes of the Acquiring Fund are lower than the corresponding classes of the Acquired Fund. The current net expenses and the expense limitations on the shares classes of the Acquiring Fund are lower or the same as the corresponding classes of the Acquired Fund. JPMIM and JPMorgan Distribution Services, Inc. (“JPMDS”), the distributor for the Funds, have committed to waive their fees and/or reimburse the expenses of the Acquiring Fund, as needed, in order to maintain the net expense level for each class of shares of the Acquiring Fund following the merger (excluding acquired fund fees and expenses other than certain money market funds, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) at the same level to that in effect prior to the merger for each acquired class of the Acquired Fund. These contractual fee waivers and/or expense reimbursements will stay in effect through October 31, 2018 for the Acquiring Fund. There is no guarantee such waivers/reimbursements will be continued after October 31, 2018. Furthermore, the merger is intended to qualify as a tax-free reorganization for federal income tax purposes.

Completion of the merger is subject to a number of conditions, including approval by the shareholders of the Acquired Fund. Shareholder approval will be sought at a special meeting of shareholders expected to be held on or about October 10, 2017. If you own shares of the Acquired Fund as of the record date for the special meeting of shareholders, you will receive (i) a Proxy Statement/Prospectus describing in detail both the proposed merger and the Acquiring Fund, and summarizing the Board of Trustees’ considerations in recommending that shareholders approve the merger and (ii) a proxy card and instructions on how to submit your vote.

If the merger is approved by the shareholders of the Acquired Fund, each holder of a class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding class of shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange, usually 4:00 p.m. New York time, on the closing day of the merger. If the merger is approved by shareholders, it is expected to close after the close of business on October 27, 2017 or on another later date as the parties to the transaction shall agree.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE